CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Unrealized gain on available-for-sale securities, tax effect		¥ 38,847	¥ 36,900	¥ 9,625
Share-based compensation	$ (14,571)	(100,183)	(85,968)	(86,070)
Included in cost of services
Share-based compensation	(2,373)	(16,316)	(14,029)	(14,080)
Included in operating expenses - Sales and marketing
Share-based compensation	(2,040)	(14,026)	(12,060)	(12,104)
Included in operating expenses - General and administrative
Share-based compensation	$ (10,854)	¥ (74,623)	¥ (59,879)	¥ (59,886)